Section 16(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), requires the Fund's officers and Directors, and beneficial owners of more than ten percent of a registered class of the Fund's equity securities, to file reports of ownership and changes in ownership with the SEC and the NYSE. Except as noted below, to the Fund's knowledge, based solely upon a review of copies of Forms 3, 4 and 5 and amendments thereto furnished to the Fund and any written representations relating thereto, the Fund believes that its officers and Directors have complied with all applicable filing requirements for the fiscal year ended
October 31, 2018 with the exception of the late filing of (i) a Form 3 by Michael Denis, (ii) a Form 3 by Ian
Fitzgerald, (iii) a Form 3 by Blair Jacobson, and (iv) the purchase by the Adviser of 40,064 Class I Common
Shares and 40,064 Class C Common Shares on July 12,
2017, which were reported to the Commission on October 10, 2017.



Information Classification: Limited Access

Information Classification: Limited Access